Net Defined Benefit Liabilities - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,556,712	₩ 2,427,351
Fair value of plan assets	(2,189,375)	(2,069,710)
Liabilities	378,087	365,663
Assets in the statement of financial position	₩ 10,750	₩ 8,022